SIGNIFICANT ACCOUNTING POLICIES (Policies) - March G L [Member]	9 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of the period ended December 31, the Company maintained all of its cash in U.S.-based financial institutions and had no cash equivalents.

Prepaid Expenses, Prepaid Management Fees, and Prepaid Shipping Fees

Prepaid Expenses, Prepaid Management Fees, and Prepaid Shipping Fees

Prepaid expenses represent advance payments for services and costs that will be recognized as expenses in future periods when incurred. As of the period ended December 31, prepaid expenses primarily consist of prepaid consulting services, prepayments to our Chief Executive Officer, and prepaid shipping fees related to logistical support for the Company’s planned exploration activities in Greenland. These costs will be expensed as the related services are performed or as the benefit is consumed.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of the period ended December 31, no provision for income taxes has been recorded due to the Company’s operating losses and the full valuation allowance on deferred tax assets.

Concentration of Risk

Concentration of Risk

The Company maintains its cash balances in one financial institution, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk on its cash balances.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and accounts payable. The carrying amounts of these financial instruments approximate fair value because of their short-term nature.

Exploration and Development

Exploration and Development

The Company expenses all research and development costs as incurred. These include expenses related to geological studies, early-stage exploration planning, and technical evaluations. No research and development costs have been capitalized as of the periods ended December 31, 2025.

Related Party Transactions

Related Party Transactions

During the period from inception (March 31, 2025) to December 31, 2025, the Company entered into a management services agreement with a significant shareholder to provide general management and executive services. Under this agreement, the shareholder acted in the capacity of Chief Executive Officer and provided strategic, operational, and administrative support to the Company.

The agreement was entered into on terms management believes are consistent with those that would have been negotiated with an unrelated third party. As of December 31, 2025, there were no outstanding payables or receivables related to this arrangement.

Related Party Transactions (continued)

As of December 31, 2025, the Company had prepaid management fees of $68,487. Subsequent to December 31, 2025, all prepaid management fees had either been applied to reimbursements, management fees, or been repaid by the shareholder.

No other related party transactions were identified during the reporting period.

Going Concern

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Since its inception on March 31, 2025, the Company has been engaged primarily in organizational activities and early-stage exploration planning. As of December 31, 2025, the Company has incurred a net loss of $4,279,487, has not generated any revenues, and is in the development stage.

The Company’s ability to continue as a going concern depends on its capacity to raise additional capital for planned exploration activities, meet future drilling commitments under its Exploration and Participation Agreement, and ultimately achieve profitable operations. The Company has funded its operations to date primarily through the issuance of common stock. While management believes it will be able to obtain the necessary financing, there can be no assurance that such financing will be available on terms acceptable to the Company, if at all.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Operating Segments

Operating Segments

ASC Topic 280, Segment Reporting, establishes standards for companies to report financial statement information about operating segments, products and services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenues and incur expenses, and for which discrete financial information is available that is regularly reviewed by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the Company’s assets, operating results, and financial metrics on a consolidated basis to make decisions regarding resource allocation and to assess overall financial performance. Based on this evaluation, management has determined that the Company operates as a single reportable segment.

The CODM assesses performance for the single operating segment and allocates resources based primarily on net income (loss), which is reported on the accompanying statement of operations, and total assets, which are reported on the balance sheet. Because the Company has not generated revenues and has not commenced drilling operations as of December 31, 2025, the CODM does not review discrete profitability measures or operating results by geographic area or activity.

Operating Segments (continued)

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM regularly reviews certain financial metrics included in net income (loss) and total assets. These metrics include the following:

Metric	Period from Inception (March 31, 2025) through December 31, 2025
Operating expenses	$4,279,487

Operating expenses are reviewed and monitored by the CODM to manage cash utilization, forecast liquidity needs, and ensure sufficient capital is available to fund planned exploration activities and meet future drilling commitments. The CODM also reviews operating expenses to ensure costs are aligned with contractual obligations, regulatory requirements, and approved budgets. Operating expenses, as reported on the statement of operations, represent the significant segment expense regularly reviewed by the CODM.

Accordingly, the Company’s consolidated financial statements reflect the results of a single operating and reportable segment for all periods presented.